VANECK MORNINGSTAR ESG MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
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Number
of Shares Value
COMMON STOCKS: 100.1%
Banks : 1.3%
US Bancorp 4,222 $ 191,046
Underline
Capital Goods : 7.8%
A.O. Smith Corp. 2,922 191,596
Allegion PLC 2,872 413,913
Masco Corp. 5,641 363,055
Otis Worldwide Corp. 2,173 215,170
1,183,734
Commercial & Professional Services : 3.9%
Equifax, Inc. 812 210,608
TransUnion 4,265 375,320
585,928
Consumer Discretionary Distribution &
Retail : 2.2%
Etsy, Inc. * 6,580 330,053
Underline
Consumer Durables & Apparel : 2.7%
NIKE, Inc. 5,806 412,458
Underline
Consumer Services : 1.5%
Yum! Brands, Inc. 1,559 231,013
Underline
Consumer Staples Distribution & Retail : 1.2%
Sysco Corp. 2,518 190,713
Underline
Financial Services : 3.8%
Blackrock, Inc. 192 201,456
Jack Henry & Associates, Inc. 1,053 189,719
MarketAxess Holdings, Inc. 905 202,123
593,298
Food, Beverage & Tobacco : 10.2%
Brown-Forman Corp. 4,822 129,760
Constellation Brands, Inc. 2,001 325,523
Hershey Co. 1,135 188,353
Mondelez International, Inc. 3,353 226,126
PepsiCo, Inc. 2,820 372,353
The Campbell's Co. 10,522 322,499
1,564,614
Health Care Equipment & Services : 6.6%
GE HealthCare Technologies,
Inc. 5,221 386,719
Veeva Systems, Inc. * 919 264,654
Zimmer Biomet Holdings, Inc. 4,028 367,394
1,018,767
Household & Personal Products : 5.1%
Clorox Co. 2,784 334,275
Estee Lauder Cos, Inc. 5,353 432,521
766,796
Materials : 3.6%
Air Products and Chemicals,
Inc. 677 190,955
International Flavors &
Fragrances, Inc. 4,812 353,923
544,878
Number
of Shares Value
Media & Entertainment : 5.3%
Alphabet, Inc. 2,153 $ 379,423
Walt Disney Co. 3,472 430,562
809,985
Pharmaceuticals, Biotechnology & Life
Sciences : 19.5%
Agilent Technologies, Inc. 1,623 191,530
Amgen, Inc. 653 182,324
Bio-Rad Laboratories, Inc. * 1,448 349,431
Bristol-Myers Squibb Co. 3,867 179,003
Danaher Corp. 1,843 364,066
Gilead Sciences, Inc. 2,299 254,890
Merck & Co., Inc. 4,518 357,645
Pfizer, Inc. 16,144 391,331
Thermo Fisher Scientific, Inc. 857 347,479
West Pharmaceutical Services,
Inc. 1,520 332,576
2,950,275
Real Estate Management & Development :
1.3%
CoStar Group, Inc. * 2,401 193,040
Underline
Semiconductors & Semiconductor
Equipment : 12.9%
Analog Devices, Inc. 960 228,499
Applied Materials, Inc. 1,225 224,261
KLA Corp. 320 286,637
Microchip Technology, Inc. 3,326 234,051
Monolithic Power Systems, Inc. 333 243,550
NXP Semiconductors NV 1,835 400,929
Teradyne, Inc. 3,926 353,026
1,970,953
Software & Services : 9.9%
Adobe, Inc. * 844 326,527
Microsoft Corp. 473 235,275
Palo Alto Networks, Inc. * 965 197,478
Salesforce, Inc. 696 189,792
Tyler Technologies, Inc. * 666 394,831
Workday, Inc. * 749 179,760
1,523,663
Transportation : 1.3%
United Parcel Service, Inc. 1,908 192,594
Underline
Total Common Stocks
(Cost: $14,648,949) 15,253,808
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $56)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 56 56
Total Investments: 100.1%
(Cost: $14,649,005) 15,253,864
Liabilities in excess of other assets: (0.1)% (15,212)
NET ASSETS: 100.0% $ 15,238,652

VANECK MORNINGSTAR ESG MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
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Footnotes:
* Non-income producing